Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Payables

	2020 £m	2019 £m
Trade payables	4,357	4,144
Wages and salaries	1,367	1,470
Social security	159	164
ViiV Healthcare put option	960	1,011
Other payables	409	515
Deferred income	361	158
Customer return and rebate accruals	5,775	5,108
Other accruals	2,452	2,369

	15,840	14,939

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2020 £m	2019 £m
10% increase in sales forecasts	117	119
10% decrease in sales forecasts	(116)	(118)
10 cent appreciation of US Dollar	52	58
10 cent depreciation of US Dollar	(45)	(49)
10 cent appreciation of Euro	42	37
10 cent depreciation of Euro	(34)	(31)